U.S. Securities and Exchange Commission
                             Washington, D.C. 20549

                                  FORM N-23C-3

                        Notification of Repurchase Offer
                    Pursuant to Rule 23c-3 (17 CFR 270.23c-3)


1. Investment Company Act File Number                Date of Notification

              811-08271                                MARCH 1, 1999
________________________________________________________________________________

2. Exact name of investment company as specified in registration statement:

                        FRANKLIN FLOATING RATE TRUST
________________________________________________________________________________

3. Address of principal executive office:(number, street, city, state, zip code)

             777 MARINERS ISLAND BOULEVARD, SAN MATEO, CA  94404
________________________________________________________________________________

4. Check  one of the following:

      A.    [X]   The notification pertains to a periodic repurchase offer
                  under paragraph (b) of rule 23c-3.

      B.    [ ]   The notification pertains to a discretionary repurchase
                  offer under paragraph (c) of rule 23c-3.

      C.    [ ]   The notification pertains to a periodic repurchase offer
                  under paragraph (b) of rule 23c-3 and a discretionary repurchase offer under paragraph (c) of rule 23c-3.





                                          By /s/ Rupert H. Johnson, Jr.
                                             ___________________________
                                                      (Name)

                                                     PRESIDENT
                                             ___________________________
                                                      (Title)





FRANKLIN(R) TEMPLETON(R) FUNDS
FRANKLIN FLOATING RATE TRUST
1-800/DIAL BEN(R) (1-800/342-5236)

IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, YOU CAN DISREGARD THIS NOTICE. THIS IS SIMPLY NOTIFICATION OF THE FUND'S REGULAR QUARTERLY OFFER TO REPURCHASE ITS SHARES



March 1, 1999



Dear Franklin Floating Rate Trust Shareholder:

This notice is to inform you of the Fund's next regular quarterly repurchase offer. The repurchase offer, described in the attached Repurchase Offer/Request Form, begins on March 1, 1999 and ends at 1:00 p.m., Pacific Time, on March 25, 1999. All requests for repurchase of shares during this period will be processed after that time.

The purpose of this repurchase offer (or "tender offer") is to provide the Fund's shareholders with a way to sell their shares at their net asset value. Fund shares can normally be repurchased by the Fund only during one of the Fund's regular quarterly repurchase offers.

You can sell your shares to the Fund at their net asset value during this repurchase period, subject to the terms of the repurchase offer, if you do one of the following by 1:00 p.m., Pacific Time, on March 25, 1999:

   1. Telephone your investment representative or broker and have one of them effect the repurchase for you through their affiliated securities firm.

   2. Complete the attached Repurchase Offer/Request Form and return it (with related share certificates you have, if any) to arrive at the Fund's transfer agent, Franklin/Templeton Investor Services, Inc., by the deadline.*

   3. Complete and submit a Notice of Guaranteed Delivery by the deadline and send follow-up documents, as described in the Repurchase Offer/Request Form.*

   * IF YOU HAVE AN FTTC RETIREMENT PLAN ACCOUNT AND WANT OR NEED TO TAKE A DISTRIBUTION BY SELLING SHARES, you must complete a distribution request form and send it with the completed Repurchase Offer/Request Form. Contact Retirement Plan Services at 1-800/527-2020 for a distribution request form.

If you have no need or desire to sell Fund shares, simply disregard this notice. Rest assured that we will contact you again next quarter to remind you of your share sale privileges.

Please refer to the enclosed Repurchase Offer/Request Form if you have any questions, or you can also call us at 1-800/632-2350 ext. 52320.

Sincerely,

FRANKLIN/TEMPLETON INVESTOR SERVICES, INC.


FRANKLIN(R) TEMPLETON(R) FUNDS
1-800/DIAL BEN(R) (1-800/342-5236)

FRANKLIN FLOATING RATE TRUST REPURCHASE OFFER/REQUEST FORM
We must RECEIVE this properly completed form or a Notice of Guaranteed Delivery by 1:00 p.m., Pacific Time, on March 25, 1999 if you want to sell shares of Franklin Floating Rate Trust this quarter.

               Return to:                 Franklin/Templeton Investor
                                          Services, Inc.
                                          Attn:  Floating Rate Fund Dept.
                                          PO Box 997151
                                          Sacramento, CA 95899-9983

               Overnight Delivery/Certified
               or Registered Mail:        Franklin/Templeton Investor
                                          Services, Inc.
                                          Attn:  Floating Rate Fund Dept.
                                          3344 Quality Dr.
                                          Rancho Cordova, CA 95670

TO:   FRANKLIN FLOATING RATE TRUST

Please repurchase the shares designated below at a price equal to their net asset value per share on the repurchase pricing date (defined below). By asking the Fund to repurchase shares, I (we) accept the Fund's repurchase offer as provided in this form and the Fund's prospectus.

NAMES OF REGISTERED SHAREHOLDER(S):
(Please print EXACTLY as registered.)     __________________________________
                                                    ACCOUNT NUMBER
______________________________________

                                          __________________________________
                                                   DAYTIME TELEPHONE
______________________________________


______________________________________    __________________________________
                                                     FAX OR E-MAIL

SHARES TENDERED:  (PLEASE CHECK AND COMPLETE ONE)

[ ]    Partial Tender    - Please repurchase ___________________ shares from
                           my (our) account.
[ ]    Full Tender       - Please repurchase all shares from my (our) account.

[ ]    Dollar Amount     - Please repurchase enough shares from my (our)
                           account to net $___________, after early withdrawal charges, if any.
[ ]    Exchange          - Please exchange _________ shares from my (our)
                           account for shares of the
                           ___________________________________ Fund.  (By
                           checking this option, I (we) certify receipt of a current prospectus for such fund.)

A SHAREHOLDER WHO HOLDS SHARES THROUGH A BROKER, DEALER, COMMERCIAL BANK, TRUST COMPANY OR OTHER NOMINEE MUST INSTRUCT SUCH BROKER OR OTHER NOMINEE TO EFFECT THE REPURCHASE ON HIS OR HER BEHALF AND SHOULD NOT SUBMIT THIS FORM TO FRANKLIN/TEMPLETON INVESTOR SERVICES, INC. ("INVESTOR SERVICES"). A broker or other nominee may charge a fee for processing the transaction on the tendering shareholder's behalf.

SHARE CERTIFICATES (IF ANY). IF YOU ARE TENDERING SHARES REPRESENTED BY CERTIFICATES, YOU MUST INCLUDE THE CERTIFICATES WITH THIS FORM and list them below. Any shares represented by certificates that are not delivered with this Form will be excluded from the shares repurchased.

Certificate                Number of Shares           Number of Shares
Number(s)/Issue Date       Represented                Tendered*
                           by Share Certificate(s)

_____________________      _______________________    ____________________
_____________________      _______________________    ____________________

* PARTIAL TENDERS. If you desire to tender fewer than all shares evidenced by a share certificate listed above, please indicate in this column the number of shares you wish to tender. A new share certificate for the untendered shares will be sent, without expense to the person(s) signing this form as soon as practicable after the deadline to submit this form. All shares represented by share certificate(s) delivered to Investor Services will be deemed to have been tendered unless otherwise indicated.

[ ]   Check here if you would like to credit to your book entry account any certificated shares accompanying this form which either are not tendered or are not accepted for repurchase.

      If the share certificates are registered in the name of a person other than the undersigned, or if payment is to be made to, or share certificates for unpurchased shares are to be issued or returned to, a person other than the registered shareholder, then the tendered certificates must be endorsed or accompanied by appropriate stock powers, signed exactly as the name or names of the registered holder or holders appear on the share certificates, with the signatures on the share certificates or stock powers guaranteed by an Eligible Institution. For information, contact your investment representative or call Investor Services at 1-800/632-2350 ext. 52320.

IF YOUR SHARE CERTIFICATE(S) HAS BEEN LOST OR DESTROYED, please contact Investor Services at 1-800-342-5236 as soon as possible. The time it takes to replace your share certificate(s) or credit your book-entry account for the missing shares may make it impossible to meet the deadline to have your shares repurchased in this current repurchase offer.

SPECIAL PAYMENT AND DELIVERY INSTRUCTIONS: The check will be issued in the name of the registered shareholder(s) and mailed to the address of record. The undersigned recognizes that the Fund has no obligation pursuant to the Special Payment and Delivery Instructions to transfer any shares from the name of the registered holder thereof if the Fund does not accept for payment any of the shares tendered hereby. If special payment or delivery is required, please provide instructions here and signature guarantee below:

1.    Issue [ ]   check                  to:   Name: ___________________________

            [ ]   share certificate            Address:_________________________

                                               _________________________________



2.    Mail  [ ]   check                  to:   Name:____________________________

            [ ]   share certificate            Address:_________________________

                                               _________________________________




[ ]     EARLY WITHDRAWAL CHARGE WAIVER:

Check this box if your shares were purchased subject to a waiver of the early withdrawal charge, for example, shares purchased through dividend or capital gains distributions from any Franklin Templeton Fund (Class I, Advisor Class or Class Z only); shares purchased by officers, trustees, directors and full-time employees of Franklin Templeton Funds and their family members; or shares purchased with annuity payments received under an annuity option or from death benefit proceeds, under certain circumstances. Refer to details in a current Fund prospectus.

State the basis for such waiver of the early withdrawal charge:_________________

NOTICE OF GUARANTEED DELIVERY. IF YOUR SHARE CERTIFICATES ARE NOT IMMEDIATELY AVAILABLE OR TIME WILL NOT PERMIT ALL REQUIRED DOCUMENTS TO REACH INVESTOR SERVICES BY 1:00 P.M., PACIFIC TIME, ON March 25, 1999, YOU CAN STILL TENDER YOUR SHARES FOR REPURCHASE IF YOU:

      o Obtain a Notice of Guaranteed Delivery form from an investment representative or from Investor Services by calling 1-800/632-2350 ext. 52320;

      o Complete the notice and have it executed by, and sent to Investor Services through, an Eligible Institution (described below);

      o Ensure Investor Services receives by 1:00 p.m., Pacific Time, on March 25, 1999, the properly completed and executed Notice of Guaranteed Delivery; and

      o Ensure the share certificates, if any, for all tendered shares for transfer, together with a properly completed and duly executed Repurchase Offer/Request Form, are received in proper form by Investor Services within five New York Stock Exchange trading days after the date Investor Services receives the Notice of Guaranteed Delivery.

      The Notice of Guaranteed Delivery is not intended for shareholders whose share certificates have been lost or destroyed.

ELIGIBLE INSTITUTIONS FOR NOTICE OF GUARANTEED DELIVERY AND SIGNATURE GUARANTEES INCLUDE a brokerage firm or financial institution that is a member of a securities approved medallion program, such as Securities Transfer Agents Medallion Program, Stock Exchanges Medallion Program or New York Stock Exchange, Inc. Medallion Signature Program.

[ ]      CHECK HERE IF SHARES ARE BEING DELIVERED PURSUANT TO A NOTICE OF
GUARANTEED DELIVERY PREVIOUSLY SENT TO INVESTOR SERVICES BY AN ELIGIBLE INSTITUTION AND COMPLETE THE FOLLOWING:

Name(s) of Registered Holder(s):________________________________________________

Date of Execution of Notice of Guaranteed Delivery:_____________________________

Name of Eligible Institution which Guaranteed Delivery:_________________________





PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

o Your signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

o If the shares are held of record by two or more joint account holders, ALL MUST SIGN.

o If the signer of the document is a trustee, executor, administrator, guardian, attorney in fact, officer of a corporation, authorized official of the custodian of an IRA account or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

o If the shares are held in an individual or employer-sponsored retirement plan, plan distribution requirements may not be met due to the Fund's restrictions on tender offers, potentially resulting in additional taxes and penalties for which the undersigned assumes full responsibility.

IN THE FOLLOWING CASES, ALL SIGNATURES MUST BE GUARANTEED BY AN ELIGIBLE INSTITUTION (AS DEFINED ABOVE):

      o the proceeds for the tendered shares will amount to $50,000 or more,

      o the Repurchase Offer/Request Form is signed by an agent rather than the registered holder of the shares tendered with the form,

      o the proceeds for tendered shares are to be sent to a payee other than the registered owner of such shares,

      o the proceeds for the tendered shares are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account, or

      o the Fund believes a signature guarantee would protect the Fund against potential claims based on the instructions received.

SIGNATURE(S) OF SHAREHOLDER(S):
(Sign EXACTLY as registered.)
Date:_________________________      ____________________________________________
                                    If applicable, capacity:

                                    ____________________________________________
                                    If applicable, capacity:

                                    ____________________________________________
                                    If applicable, capacity:

Tax Identification number or Social Security number:____________________________


SIGNATURE GUARANTEED BY:________________________________________________________
IF YOU HAVE ANY QUESTIONS REGARDING THIS FORM, PLEASE CALL 1-800/632-2350
ext. 52320

                       ADDITIONAL TERMS AND CONDITIONS
                                      OF
                    REPURCHASE OFFER AND TENDER OF SHARES

      This repurchase offer (the "Offer") of Franklin Floating Rate Trust (the "Fund") and acceptance of the Offer by tender of shares of the Fund are made upon the terms and conditions stated in this Repurchase Offer/Request Form and the Fund's prospectus and statement of additional information ("SAI").

1. THE OFFER. The Fund is offering to repurchase for cash up to 25% of its issued and outstanding shares of beneficial interest ("Shares") on the Repurchase Request Deadline (defined below) at a price equal to the net asset value ("NAV") as of the close of the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below) less any applicable early withdrawal charge (described below). The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.


2. REPURCHASE REQUEST DEADLINE. The Offer will expire on March 25, 1999 at 1:00 p.m., Pacific Time, which is the Repurchase Request Deadline. All requests for repurchase of Shares MUST be received by Investor Services in proper form by the Fund on or before the Repurchase Request Deadline.

3. REPURCHASE PRICING DATE. The NAV for the repurchase must be determined no later than April 8, 1999. The Fund intends, HOWEVER, to determine the NAV for the repurchases immediately after the Repurchase Request Deadline, or as soon as possible thereafter, if doing so is not likely to result in significant dilution of either Shares that are tendered for repurchase or Shares that are not tendered.

4. PAYMENT FOR SHARES REPURCHASED. Payment for all Shares repurchased pursuant to this Offer will be made not later than 7 days after the Repurchase Pricing Date.

5. NO REPURCHASE FEE; EARLY WITHDRAWAL CHARGE. The Fund will not impose a repurchase fee for repurchases related to the Offer. An early withdrawal charge of 1% may be imposed on those Shares accepted for repurchase that have been held for less than 12 months, unless a waiver of such charge applies and the shareholder indicates the basis for the waiver on this form. Please check your share holdings and the Fund's prospectus.

6. NET ASSET VALUE. The NAV of the Fund on February 18, 1999 was $9.94 per Share. The Shareholders must decide whether to tender their Shares prior to the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Shares will not be calculated until the Repurchase Pricing Date. The NAV of the Shares may fluctuate between the date of the shareholder's repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the NAV of the Shares on the Repurchase Pricing Date will be as high as the NAV of the Shares on the date of the shareholder's repurchase request or the Repurchase Request Deadline. Please call Investor Services at 1-800/632-2350 ext. 52320 for current NAV information.

7. INCREASE IN NUMBER OF SHARES REPURCHASED; PRO RATA REPURCHASE. If shareholders tender for repurchase more Shares than the Fund is offering to repurchase (the "Offer Amount"), the Fund may (but is not obligated to) increase the amount repurchased by up to 2% of the Fund's outstanding Shares on the Repurchase Request Deadline. If Fund shareholders tender more Shares than the Fund decides to repurchase, whether the Offer Amount or the Offer Amount plus the 2% extra, the Fund will purchase the Shares tendered on a pro rata basis, rounded down to the nearest full share. The Fund may, however, in its discretion accept all Shares tendered by persons who own, beneficially or of record, an aggregate of less than 100 Shares and who tender all of their Shares, before prorating the Shares tendered by other persons. If the Fund determines that Shares will be repurchased on a pro rata basis, there may be a delay in payment because of the difficulty in determining the precise number of Shares validly tendered. The Fund will not pay for Shares until the final proration factor is known, but not later than 7 days after the Repurchase Pricing Date.

8. WITHDRAWAL OF REQUEST FOR REPURCHASE. Shareholders may withdraw all or some of their Shares tendered pursuant to the Offer at any time prior to the Repurchase Request Deadline. Shareholders whose accounts are maintained through a broker, dealer, commercial bank, trust company or other nominee should notify such nominee in sufficient time to ensure timely withdrawal or modification of their tenders. Shareholders whose Shares are registered in their own name must submit written notice of such withdrawal or modification (the "Change Notice") to Investor Services. To be effective, a Change Notice must be timely received by Investor Services. Any Change Notice must specify the name of the person who tendered the Shares to be withdrawn, the number of Shares to be withdrawn and the name of the registered holder if different from that of the person who tendered such Shares. If Share certificates representing such Shares have been delivered or otherwise identified to Investor Services, the tendering shareholder must also submit the Share certificate numbers shown on the particular Share certificates evidencing such Shares and the signature on the Change Notice must be guaranteed by an Eligible Institution (defined above), except in the case of Shares tendered by an Eligible Institution.

9. SUSPENSION OR POSTPONEMENT OF OFFER. The Fund may not suspend or postpone the Offer except by vote of a majority of the Board of Trustees (including a majority of the Trustees who are not "interested persons" of the Fund, the Fund's investment adviser or its affiliates (as defined in the Investment Company Act of 1940, as amended) and only: (A) if the repurchases would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended; (B) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine its NAV; or (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund. If the Offer is suspended or postponed, the Fund will notify shareholders. If the Fund suspends or postpones the Offer, the NAV for the Shares tendered will be determined as of the close of the NYSE on an extended repurchase pricing date. During any such extension, all Shares previously tendered and not purchased or withdrawn will remain subject to the Offer. If the Fund renews the Offer, it will send a new notification to all shareholders.

10. TAX CONSEQUENCES. Shareholders should review the tax information in the Fund's prospectus and SAI. Shareholders should also consult their tax advisers regarding the specific tax consequences, including the state, local or foreign tax consequences, of participating in the repurchase. Under federal income tax laws, Investor Services may be required to withhold 31% of the amount of any payment made to certain shareholders pursuant to the Offer. In order to avoid such backup withholding, each tendering shareholder must provide Investor Services with the shareholder's correct taxpayer identification number ("TIN") by completing the Substitute Form W-9 in the account application for Shares. In general, if a shareholder is an individual, the TIN is the Social Security Number of such individual. If Investor Services is not provided with the correct TIN, the shareholder may be subject to a penalty imposed by the Internal Revenue Service.

11. DOCUMENTS IN PROPER FORM. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of tenders of Shares will be determined by the Fund, in its sole discretion, which determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholders. The Fund's interpretations of the terms and conditions of the Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Fund shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.











       NEITHER THE FUND, FRANKLIN ADVISERS, INC. (THE FUND'S INVESTMENT ADVISER), FRANKLIN TEMPLETON SERVICES, INC. (THE FUND'S ADMINISTRATOR), INVESTOR SERVICES, NOR ANY OTHER PERSON IS OR WILL BE OBLIGATED TO GIVE NOTICE OF ANY DEFECTS OR IRREGULARITIES IN TENDERS, NOR SHALL ANY OF THEM INCUR ANY LIABILITY FOR FAILURE TO GIVE ANY SUCH NOTICE.

       NEITHER THE FUND NOR ITS BOARD OF TRUSTEES MAKES ANY RECOMMENDATION TO ANY SHAREHOLDER AS TO WHETHER TO TENDER OR REFRAIN FROM TENDERING SHARES. EACH SHAREHOLDER MUST MAKE AN INDEPENDENT DECISION WHETHER TO TENDER SHARES AND, IF SO, HOW MANY SHARES TO TENDER.

       NO PERSON HAS BEEN AUTHORIZED TO MAKE ANY RECOMMENDATION ON BEHALF OF THE FUND AS TO WHETHER SHAREHOLDERS SHOULD TENDER SHARES PURSUANT TO THIS OFFER. NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFER OTHER THAN THOSE CONTAINED HEREIN OR IN THE PROSPECTUS, SAI OR ACCOUNT APPLICATION. IF GIVEN OR MADE, SUCH RECOMMENDATION AND SUCH INFORMATION AND REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND.

       FOR PER SHARE NET ASSET VALUE AND OTHER INFORMATION, OR FOR A COPY OF THE FUND'S PROSPECTUS, CALL INVESTOR SERVICES AT 1-800/632-2350 ext. 52320 OR CONTACT YOUR INVESTMENT REPRESENTATIVE.